Components Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Other		$ 0.3
Total	210.0	210.3
Less - current maturities		0.3
Total long-term debt	210.0	210.0
6.25% Senior Notes Due 2017
Debt Instrument [Line Items]
Senior notes	$ 210.0	$ 210.0